SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2013

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Invesco Advisers, Inc. all reference to Mark Laskin is deleted in its entirety.

Dated: June 19, 2013